Cash - Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash
Total	$ 68,581	$ 86,774
United States Dollars
Cash
Total	48,518	68,517
Euro
Cash
Total	19,749	17,057
Russian Ruble
Cash
Total	92	1,078
Armenian Dram
Cash
Total	61	26
Kazakhstani Tenge
Cash
Total	$ 161	$ 96